Note 6 - Short-Term Investments (Detail) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Unrealized Losses		$ (129)
Agency Bonds [Member]
Less Than 12 Months Fair Value	3,229	2,176
Less Than 12 Month Unrealized Losses	4	8
Total Fair Value	3,229	2,176
Total Unrealized Losses	4	8
Government Bonds [Member]
Less Than 12 Months Fair Value		1,007
Less Than 12 Month Unrealized Losses		1
Total Fair Value		1,007
Total Unrealized Losses		1
Corporate Bonds [Member]
Less Than 12 Months Fair Value		5,666
Less Than 12 Month Unrealized Losses		4
Total Fair Value		5,666
Total Unrealized Losses		4
Total Bonds [Member]
Less Than 12 Months Fair Value		8,849
Less Than 12 Month Unrealized Losses		13
Total Fair Value		8,849
Total Unrealized Losses		13
Investment In Etrend Hitech Corporation ("Etrend") [Member]
Less Than 12 Months Fair Value		791
Less Than 12 Month Unrealized Losses		129
Total Fair Value		791
Total Unrealized Losses		129
Total Short-Term Investments[Member]
Less Than 12 Months Fair Value		9,640
Less Than 12 Month Unrealized Losses	4	142
Total Fair Value		9,640
Total Unrealized Losses		$ 142